Investor P [Member] Expense Example - BLACKROCK LIFEPATH INDEX 2030 FUND - Investor P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 563
Expense Example, with Redemption, 3 Years	650
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	$ 1,024